Leases (Tables)	12 Months Ended
Mar. 31, 2013
Future Minimum Lease Payments under Noncancelable Operating Leases

Future minimum lease payments under noncancelable operating leases that have initial or remaining lease terms in excess of one year at March 31, 2013 are as follows:

Years ending March 31	Yen (millions)
2014	¥19,020
2015	14,064
2016	10,887
2017	10,966
2018	8,888
After five years	41,225

Total minimum lease payments	¥105,050